Business combination	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business combination

Note 3 — Business combination

Acquisition of Yichang Ji Yue

On March 1, 2024, Haiyun Xingchen entered into Acquisition Framework Agreement to acquire 100% equity interests of Yichang Ji Yue, a provider of advertising services. The aggregate purchase price is RMB 2 and the transaction consummated on March 1, 2024.

The Company’s acquisition of Yichang Ji Yue was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Yichang Ji Yue based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The Company considers that the carrying balance of the financial statement of Yichang Ji Yue at the date of the acquisition is equal to the fair value, as all key items of the financial statements of Yichang Ji Yue are related to basic commercial transactions, and the term is relatively short. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Yichang Ji Yue and translated the fair value from USD to RMB using the exchange rate on March 1, 2024 at the rate of RMB 1.00 to USD 0.1407.

	Fair value	Fair value
	RMB	USD
Cash	1,091,759	153,641
Other current assets	4,373,975	615,541
Current liabilities	(5,465,734)	(769,182)
Total consideration	-	-